Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consisted of the following:

	As of December 31,
	2020	2019
Patents	$8,110	$12,234
Website development costs	22,713	22,713
Trademarks	1,830	1,830
	32,653	36,777
Accumulated amortization	(25,426)	(24,847)
Intangible assets, net	$7,227	$11,930